Material Accounting Policy Information (Details) - Right-of-use assets	12 Months Ended
Dec. 31, 2025
Buildings | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	2 years
Buildings | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	15 years
Vehicles | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	2 years
Vehicles | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	4 years
Equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	2 years
Equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	5 years